Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	132 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000020463_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Wireless Portfolio
C000020463_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000020463_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,409
C000020463_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,544
C000020463_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,575
C000020463_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,929
C000020463_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,400
C000020463_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,474
C000020463_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,707
C000020463_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,011
C000020463_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,772
C000020463_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,580
C000020463_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Wireless Index℠
C000020463_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020463_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,577
C000020463_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,016
C000020463_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,316
C000020463_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,361
C000020463_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,402
C000020463_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,441
C000020463_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,894
C000020463_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,010
C000020463_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,810
C000020463_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,728
C000020463_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020463_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020463_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020463_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020463_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020463_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020463_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020463_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020463_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020463_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020463_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020463_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020462_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Utilities Portfolio
C000020462_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020462_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,821
C000020462_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,411
C000020462_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,915
C000020462_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,309
C000020462_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,301
C000020462_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,429
C000020462_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,713
C000020462_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,897
C000020462_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,975
C000020462_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,777
C000020462_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Utilities 25-50 Index
C000020462_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020462_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,726
C000020462_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,545
C000020462_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,989
C000020462_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,491
C000020462_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,072
C000020462_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,972
C000020462_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,795
C000020462_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,431
C000020462_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,957
C000020462_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,377
C000020462_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020462_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020462_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020462_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020462_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020462_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020462_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020462_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020462_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020462_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020462_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020462_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020461_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Transportation Portfolio
C000020461_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020461_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,940
C000020461_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,555
C000020461_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,553
C000020461_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,921
C000020461_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,741
C000020461_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,554
C000020461_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,450
C000020461_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,295
C000020461_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,492
C000020461_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,738
C000020461_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Transportation 25-50 Index
C000020461_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020461_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,141
C000020461_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,947
C000020461_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,653
C000020461_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,409
C000020461_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,806
C000020461_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,471
C000020461_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,414
C000020461_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,513
C000020461_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,320
C000020461_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,611
C000020461_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020461_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020461_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020461_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020461_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020461_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020461_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020461_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020461_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020461_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020461_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020461_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020459_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Telecommunications Portfolio
C000020459_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020459_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,906
C000020459_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,458
C000020459_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,845
C000020459_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,326
C000020459_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,878
C000020459_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,927
C000020459_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,777
C000020459_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,594
C000020459_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,258
C000020459_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,152
C000020459_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IM Telecommunication Services 25-50 Index
C000020459_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020459_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,377
C000020459_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,475
C000020459_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,454
C000020459_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,359
C000020459_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,702
C000020459_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,945
C000020459_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,007
C000020459_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,924
C000020459_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,571
C000020459_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,240
C000020459_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020459_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020459_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020459_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020459_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020459_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020459_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020459_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020459_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020459_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020459_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020459_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000205045_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,320
C000205045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,502
C000205045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,529
C000205045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,794
C000205045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,903
C000205045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,776
C000205045_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,491
C000205045_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,804
C000205045_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IM Telecommunication Services 25-50 Index
C000205045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,031
C000205045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,813
C000205045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,973
C000205045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,319
C000205045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,509
C000205045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,438
C000205045_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,452
C000205045_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,622
C000205045_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205045_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205045_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,609
C000205045_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,397
C000205045_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,650
C000205045_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,887
C000205045_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,665
C000205045_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,131
C000205045_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,652
C000205045_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,501
C000040634_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000040634_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000040634_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,412
C000040634_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000040634_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,203
C000040634_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,526
C000040634_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,830
C000040634_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,859
C000040634_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,721
C000040634_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,487
C000040634_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,680
C000040634_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,217
C000040634_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IM Telecommunication Services 25-50 Index
C000040634_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040634_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,377
C000040634_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,475
C000040634_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,454
C000040634_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,359
C000040634_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,702
C000040634_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,945
C000040634_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,007
C000040634_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,924
C000040634_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,571
C000040634_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,240
C000040634_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040634_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040634_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040634_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040634_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040634_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040634_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040634_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040634_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040634_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040634_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040634_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040635_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000040635_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040635_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,903
C000040635_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,456
C000040635_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,840
C000040635_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,317
C000040635_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,864
C000040635_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,918
C000040635_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,774
C000040635_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,602
C000040635_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,265
C000040635_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,159
C000040635_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IM Telecommunication Services 25-50 Index
C000040635_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040635_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,377
C000040635_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,475
C000040635_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,454
C000040635_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,359
C000040635_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,702
C000040635_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,945
C000040635_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,007
C000040635_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,924
C000040635_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,571
C000040635_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,240
C000040635_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040635_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040635_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040635_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040635_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040635_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040635_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040635_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040635_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040635_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040635_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040635_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040633_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000040633_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040633_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,777
C000040633_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,218
C000040633_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,476
C000040633_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,777
C000040633_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,061
C000040633_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,011
C000040633_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,797
C000040633_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,498
C000040633_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,736
C000040633_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,332
C000040633_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IM Telecommunication Services 25-50 Index
C000040633_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040633_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,377
C000040633_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,475
C000040633_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,454
C000040633_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,359
C000040633_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,702
C000040633_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,945
C000040633_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,007
C000040633_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,924
C000040633_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,571
C000040633_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,240
C000040633_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040633_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040633_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040633_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040633_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040633_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040633_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040633_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040633_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040633_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040633_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040633_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040631_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000040631_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000040631_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,182
C000040631_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,729
C000040631_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,053
C000040631_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,393
C000040631_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,716
C000040631_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,792
C000040631_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,692
C000040631_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,488
C000040631_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,723
C000040631_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,317
C000040631_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IM Telecommunication Services 25-50 Index
C000040631_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040631_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,377
C000040631_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,475
C000040631_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,454
C000040631_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,359
C000040631_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,702
C000040631_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,945
C000040631_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,007
C000040631_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,924
C000040631_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,571
C000040631_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,240
C000040631_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040631_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040631_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040631_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040631_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040631_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040631_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040631_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040631_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040631_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040631_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040631_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020458_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Technology Portfolio
C000020458_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020458_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,852
C000020458_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	19,907
C000020458_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,303
C000020458_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,011
C000020458_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	42,486
C000020458_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	43,297
C000020458_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	36,616
C000020458_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,810
C000020458_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	65,850
C000020458_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	84,051
C000020458_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Information Technology 25-50 Index
C000020458_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020458_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,364
C000020458_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	18,028
C000020458_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,365
C000020458_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,925
C000020458_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	36,665
C000020458_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	41,881
C000020458_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	36,864
C000020458_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	54,652
C000020458_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	63,531
C000020458_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	77,596
C000020458_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020458_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020458_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020458_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020458_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020458_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020458_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020458_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020458_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020458_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020458_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020458_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020467_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Tech Hardware Portfolio
C000020467_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020467_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,157
C000020467_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,670
C000020467_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,766
C000020467_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,928
C000020467_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	34,028
C000020467_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	35,636
C000020467_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,782
C000020467_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,394
C000020467_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	48,705
C000020467_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	78,580
C000020467_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FactSet Technology Hardware Linked Index
C000020467_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020467_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,897
C000020467_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,916
C000020467_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,866
C000020467_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,915
C000020467_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,845
C000020467_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	30,175
C000020467_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,385
C000020467_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,703
C000020467_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,307
C000020467_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	63,317
C000020467_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020467_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020467_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020467_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020467_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020467_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020467_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020467_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020467_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020467_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020467_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020467_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020457_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Software and IT Services Portfolio
C000020457_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020457_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,183
C000020457_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	18,029
C000020457_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,993
C000020457_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,257
C000020457_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	35,367
C000020457_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	36,422
C000020457_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,443
C000020457_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	46,998
C000020457_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	47,878
C000020457_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,090
C000020457_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Software & Services 25-50 Index
C000020457_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020457_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,717
C000020457_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,283
C000020457_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,501
C000020457_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,341
C000020457_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	33,086
C000020457_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	33,297
C000020457_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,691
C000020457_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,992
C000020457_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,172
C000020457_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,392
C000020457_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020457_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020457_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020457_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020457_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020457_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020457_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020457_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020457_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020457_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020457_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020457_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020432_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Semiconductors Portfolio
C000020432_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020432_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,179
C000020432_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	20,370
C000020432_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,408
C000020432_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,717
C000020432_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	43,840
C000020432_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	54,611
C000020432_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	53,023
C000020432_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	89,786
C000020432_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	99,859
C000020432_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	168,853
C000020432_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000020432_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020432_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,909
C000020432_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	20,401
C000020432_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,274
C000020432_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,989
C000020432_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	43,396
C000020432_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	52,785
C000020432_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	48,029
C000020432_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	87,798
C000020432_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	95,659
C000020432_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	162,476
C000020432_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020432_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020432_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020432_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020432_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020432_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020432_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020432_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020432_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020432_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020432_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020432_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020456_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Retailing Portfolio
C000020456_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020456_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,720
C000020456_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,079
C000020456_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,109
C000020456_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,241
C000020456_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,568
C000020456_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,230
C000020456_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,455
C000020456_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,250
C000020456_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,241
C000020456_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,017
C000020456_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index
C000020456_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020456_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,771
C000020456_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,393
C000020456_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,601
C000020456_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,381
C000020456_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,079
C000020456_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	29,252
C000020456_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,833
C000020456_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,909
C000020456_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,711
C000020456_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,719
C000020456_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020456_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020456_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020456_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020456_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020456_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020456_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020456_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020456_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020456_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020456_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020456_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020455_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Pharmaceuticals Portfolio
C000020455_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020455_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,057
C000020455_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,621
C000020455_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,124
C000020455_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,587
C000020455_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,368
C000020455_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,210
C000020455_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,485
C000020455_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,491
C000020455_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,742
C000020455_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,600
C000020455_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index
C000020455_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020455_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,453
C000020455_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,275
C000020455_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,700
C000020455_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,515
C000020455_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,939
C000020455_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,066
C000020455_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,809
C000020455_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,659
C000020455_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,877
C000020455_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,178
C000020455_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020455_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020455_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020455_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020455_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020455_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020455_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020455_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020455_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020455_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020455_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020455_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020447_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Medical Technology and Devices Portfolio
C000020447_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020447_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,013
C000020447_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,356
C000020447_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,019
C000020447_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,438
C000020447_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,472
C000020447_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	30,342
C000020447_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,812
C000020447_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,673
C000020447_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,740
C000020447_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,809
C000020447_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index
C000020447_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020447_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,520
C000020447_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,515
C000020447_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,955
C000020447_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,163
C000020447_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,758
C000020447_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	29,951
C000020447_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,922
C000020447_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,532
C000020447_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,093
C000020447_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,668
C000020447_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020447_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020447_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020447_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020447_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020447_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020447_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020447_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020447_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020447_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020447_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020447_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020443_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Materials Portfolio
C000020443_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020443_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,052
C000020443_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,004
C000020443_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,152
C000020443_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,367
C000020443_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,787
C000020443_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,973
C000020443_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,106
C000020443_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,743
C000020443_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,792
C000020443_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,208
C000020443_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Materials 25-50 Index
C000020443_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020443_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,426
C000020443_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,400
C000020443_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,412
C000020443_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,644
C000020443_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,555
C000020443_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,847
C000020443_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,996
C000020443_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,957
C000020443_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,847
C000020443_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,639
C000020443_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020443_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020443_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020443_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020443_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020443_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020443_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020443_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020443_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020443_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020443_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020443_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000205044_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205044_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205044_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,265
C000205044_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,021
C000205044_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,865
C000205044_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,135
C000205044_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,249
C000205044_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,722
C000205044_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,773
C000205044_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,641
C000205044_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Materials 25-50 Index
C000205044_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205044_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,364
C000205044_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,865
C000205044_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,706
C000205044_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,845
C000205044_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,942
C000205044_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,216
C000205044_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,795
C000205044_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,207
C000205044_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205044_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205044_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,609
C000205044_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,397
C000205044_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,650
C000205044_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,887
C000205044_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,665
C000205044_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,131
C000205044_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,652
C000205044_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,501
C000040629_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000040629_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000040629_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,524
C000040629_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,315
C000040629_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,477
C000040629_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,724
C000040629_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,749
C000040629_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,635
C000040629_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,662
C000040629_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,153
C000040629_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,095
C000040629_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,937
C000040629_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Materials 25-50 Index
C000040629_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040629_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,426
C000040629_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,400
C000040629_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,412
C000040629_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,644
C000040629_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,555
C000040629_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,847
C000040629_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,996
C000040629_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,957
C000040629_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,847
C000040629_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,639
C000040629_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040629_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040629_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040629_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040629_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040629_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040629_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040629_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040629_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040629_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040629_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040629_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040630_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000040630_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040630_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,055
C000040630_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,010
C000040630_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,157
C000040630_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,374
C000040630_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,799
C000040630_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,987
C000040630_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,120
C000040630_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,756
C000040630_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,799
C000040630_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,210
C000040630_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Materials 25-50 Index
C000040630_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040630_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,426
C000040630_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,400
C000040630_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,412
C000040630_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,644
C000040630_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,555
C000040630_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,847
C000040630_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,996
C000040630_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,957
C000040630_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,847
C000040630_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,639
C000040630_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040630_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040630_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040630_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040630_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040630_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040630_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040630_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040630_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040630_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040630_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040630_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040628_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000040628_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040628_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,921
C000040628_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,701
C000040628_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,755
C000040628_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,911
C000040628_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,950
C000040628_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,781
C000040628_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,714
C000040628_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,109
C000040628_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,098
C000040628_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,001
C000040628_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Materials 25-50 Index
C000040628_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040628_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,426
C000040628_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,400
C000040628_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,412
C000040628_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,644
C000040628_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,555
C000040628_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,847
C000040628_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,996
C000040628_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,957
C000040628_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,847
C000040628_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,639
C000040628_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040628_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040628_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040628_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040628_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040628_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040628_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040628_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040628_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040628_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040628_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040628_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040626_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000040626_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000040626_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,269
C000040626_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,066
C000040626_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,295
C000040626_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,597
C000040626_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,606
C000040626_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,514
C000040626_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,587
C000040626_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,123
C000040626_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,112
C000040626_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,019
C000040626_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Materials 25-50 Index
C000040626_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040626_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,426
C000040626_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,400
C000040626_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,412
C000040626_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,644
C000040626_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,555
C000040626_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,847
C000040626_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,996
C000040626_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,957
C000040626_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,847
C000040626_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,639
C000040626_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040626_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040626_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040626_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040626_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040626_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040626_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040626_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040626_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040626_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040626_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040626_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020445_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Leisure Portfolio
C000020445_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020445_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,126
C000020445_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,880
C000020445_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,502
C000020445_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,757
C000020445_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,852
C000020445_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,423
C000020445_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,375
C000020445_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,625
C000020445_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,678
C000020445_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,660
C000020445_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Services 25-50 Index
C000020445_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020445_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,561
C000020445_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,507
C000020445_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,642
C000020445_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,896
C000020445_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,731
C000020445_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,458
C000020445_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,419
C000020445_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,030
C000020445_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,710
C000020445_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,652
C000020445_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020445_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020445_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020445_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020445_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020445_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020445_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020445_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020445_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020445_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020445_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020445_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020444_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Insurance Portfolio
C000020444_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020444_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,160
C000020444_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,425
C000020444_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,383
C000020444_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,239
C000020444_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,606
C000020444_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,951
C000020444_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,872
C000020444_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,423
C000020444_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,474
C000020444_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,028
C000020444_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Insurance 25-50 Index
C000020444_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020444_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,284
C000020444_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,398
C000020444_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,912
C000020444_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,430
C000020444_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,553
C000020444_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,830
C000020444_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,069
C000020444_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,747
C000020444_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,020
C000020444_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,416
C000020444_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020444_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020444_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020444_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020444_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020444_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020444_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020444_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020444_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020444_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020444_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020444_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020446_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Health Care Services Portfolio
C000020446_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020446_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,971
C000020446_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,010
C000020446_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,356
C000020446_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,337
C000020446_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,145
C000020446_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,708
C000020446_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,550
C000020446_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,591
C000020446_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,668
C000020446_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,411
C000020446_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care Providers & Services 25-50 Index
C000020446_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020446_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,888
C000020446_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,281
C000020446_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,123
C000020446_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,595
C000020446_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,342
C000020446_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,559
C000020446_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,464
C000020446_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,721
C000020446_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,900
C000020446_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,857
C000020446_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020446_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020446_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020446_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020446_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020446_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020446_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020446_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020446_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020446_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020446_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020446_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020440_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Health Care Portfolio
C000020440_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020440_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,643
C000020440_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,447
C000020440_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,235
C000020440_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,735
C000020440_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,760
C000020440_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,924
C000020440_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,475
C000020440_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,972
C000020440_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,438
C000020440_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,229
C000020440_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care 25-50 Index
C000020440_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020440_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,733
C000020440_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,549
C000020440_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,064
C000020440_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,595
C000020440_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,282
C000020440_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,226
C000020440_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,799
C000020440_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,021
C000020440_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,015
C000020440_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,794
C000020440_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020440_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020440_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020440_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020440_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020440_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020440_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020440_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020440_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020440_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020440_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020440_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020439_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Gold Portfolio
C000020439_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020439_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,038
C000020439_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,777
C000020439_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,944
C000020439_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,870
C000020439_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,052
C000020439_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000020439_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,470
C000020439_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,883
C000020439_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,627
C000020439_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	52,482
C000020439_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P® Global BMI Gold Capped 20/45 Linked Index
C000020439_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020439_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,188
C000020439_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,330
C000020439_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000020439_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,002
C000020439_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,040
C000020439_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,080
C000020439_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,152
C000020439_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,043
C000020439_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,529
C000020439_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	72,033
C000020439_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020439_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020439_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020439_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020439_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020439_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020439_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020439_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020439_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020439_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020439_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020439_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000205043_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205043_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205043_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,480
C000205043_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,518
C000205043_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,832
C000205043_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,554
C000205043_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,207
C000205043_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,549
C000205043_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,696
C000205043_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	55,524
C000205043_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P® Global BMI Gold Capped 20/45 Linked Index
C000205043_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205043_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,911
C000205043_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,808
C000205043_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,806
C000205043_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,820
C000205043_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,943
C000205043_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,835
C000205043_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,211
C000205043_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	71,099
C000205043_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205043_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205043_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,609
C000205043_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,397
C000205043_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,650
C000205043_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,887
C000205043_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,665
C000205043_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,131
C000205043_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,652
C000205043_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,501
C000040625_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000040625_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000040625_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,543
C000040625_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,269
C000040625_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,367
C000040625_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,112
C000040625_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,085
C000040625_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,504
C000040625_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,457
C000040625_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,930
C000040625_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,041
C000040625_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	47,749
C000040625_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P® Global BMI Gold Capped 20/45 Linked Index
C000040625_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040625_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,188
C000040625_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,330
C000040625_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000040625_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,002
C000040625_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,040
C000040625_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,080
C000040625_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,152
C000040625_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,043
C000040625_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,529
C000040625_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	72,033
C000040625_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040625_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040625_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040625_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040625_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040625_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040625_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040625_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040625_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040625_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040625_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040625_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040621_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000040621_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040621_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,041
C000040621_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,781
C000040621_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,947
C000040621_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,874
C000040621_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,058
C000040621_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,675
C000040621_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,474
C000040621_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,890
C000040621_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,633
C000040621_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	52,463
C000040621_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P® Global BMI Gold Capped 20/45 Linked Index
C000040621_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040621_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,188
C000040621_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,330
C000040621_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000040621_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,002
C000040621_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,040
C000040621_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,080
C000040621_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,152
C000040621_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,043
C000040621_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,529
C000040621_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	72,033
C000040621_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040621_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040621_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040621_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040621_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040621_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040621_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040621_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040621_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040621_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040621_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040621_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040624_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000040624_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040624_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,919
C000040624_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,566
C000040624_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,621
C000040624_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,365
C000040624_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,319
C000040624_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,696
C000040624_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,557
C000040624_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,961
C000040624_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,142
C000040624_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	48,149
C000040624_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P® Global BMI Gold Capped 20/45 Linked Index
C000040624_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040624_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,188
C000040624_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,330
C000040624_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000040624_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,002
C000040624_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,040
C000040624_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,080
C000040624_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,152
C000040624_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,043
C000040624_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,529
C000040624_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	72,033
C000040624_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040624_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040624_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040624_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040624_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040624_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040624_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040624_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040624_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040624_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040624_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040624_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040622_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000040622_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000040622_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,307
C000040622_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,090
C000040622_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,211
C000040622_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,970
C000040622_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,956
C000040622_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,403
C000040622_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,412
C000040622_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,912
C000040622_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,065
C000040622_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	47,933
C000040622_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P® Global BMI Gold Capped 20/45 Linked Index
C000040622_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040622_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,188
C000040622_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,330
C000040622_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000040622_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,002
C000040622_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,040
C000040622_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,080
C000040622_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,152
C000040622_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,043
C000040622_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,529
C000040622_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	72,033
C000040622_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040622_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040622_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040622_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040622_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040622_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040622_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040622_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040622_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040622_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040622_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040622_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020436_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Financials Portfolio
C000020436_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020436_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,878
C000020436_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,422
C000020436_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,287
C000020436_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,870
C000020436_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,297
C000020436_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,857
C000020436_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,037
C000020436_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,956
C000020436_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,869
C000020436_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,582
C000020436_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Financials 5% Capped Linked Index
C000020436_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020436_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,639
C000020436_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,983
C000020436_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,300
C000020436_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,345
C000020436_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,422
C000020436_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,895
C000020436_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,683
C000020436_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,783
C000020436_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,205
C000020436_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	36,043
C000020436_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020436_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020436_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020436_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020436_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020436_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020436_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020436_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020436_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020436_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020436_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020436_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020441_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FinTech Portfolio
C000020441_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020441_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,357
C000020441_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,770
C000020441_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,532
C000020441_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,282
C000020441_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,074
C000020441_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,915
C000020441_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,881
C000020441_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,178
C000020441_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,994
C000020441_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,433
C000020441_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FactSet Financial Technologies Linked Index
C000020441_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020441_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,605
C000020441_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,252
C000020441_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,198
C000020441_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,791
C000020441_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,994
C000020441_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,948
C000020441_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,836
C000020441_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,233
C000020441_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,872
C000020441_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,235
C000020441_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020441_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020441_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020441_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020441_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020441_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020441_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020441_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020441_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020441_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020441_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020441_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020465_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Enterprise Technology Services Portfolio
C000020465_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020465_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,105
C000020465_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,362
C000020465_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,987
C000020465_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,023
C000020465_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,658
C000020465_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,711
C000020465_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,657
C000020465_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,515
C000020465_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,509
C000020465_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,844
C000020465_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index
C000020465_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020465_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,608
C000020465_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,171
C000020465_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,489
C000020465_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,356
C000020465_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,957
C000020465_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,858
C000020465_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,407
C000020465_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,138
C000020465_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,942
C000020465_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,710
C000020465_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020465_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020465_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020465_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020465_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020465_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020465_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020465_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020465_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020465_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020465_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020465_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020433_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Energy Portfolio
C000020433_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020433_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,605
C000020433_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,888
C000020433_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,947
C000020433_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,693
C000020433_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,825
C000020433_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,560
C000020433_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,392
C000020433_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,684
C000020433_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,418
C000020433_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,309
C000020433_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Energy 25-50 Index
C000020433_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020433_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,968
C000020433_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,409
C000020433_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,315
C000020433_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,863
C000020433_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,156
C000020433_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,627
C000020433_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,393
C000020433_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,681
C000020433_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,508
C000020433_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,935
C000020433_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020433_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020433_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020433_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020433_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020433_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020433_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020433_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020433_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020433_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020433_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020433_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020430_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Defense and Aerospace Portfolio
C000020430_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020430_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,436
C000020430_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	18,604
C000020430_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,269
C000020430_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,015
C000020430_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,146
C000020430_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,837
C000020430_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,173
C000020430_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,080
C000020430_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,348
C000020430_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	49,209
C000020430_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Aerospace & Defense 25-50 Index
C000020430_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020430_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,011
C000020430_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	19,982
C000020430_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,305
C000020430_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,890
C000020430_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,198
C000020430_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,244
C000020430_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,138
C000020430_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,232
C000020430_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,089
C000020430_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	59,067
C000020430_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020430_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020430_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020430_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020430_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020430_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020430_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020430_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020430_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020430_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020430_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020430_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020437_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Consumer Staples Portfolio
C000020437_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020437_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,224
C000020437_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,066
C000020437_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,063
C000020437_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,780
C000020437_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,705
C000020437_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,331
C000020437_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,133
C000020437_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,971
C000020437_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,167
C000020437_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,958
C000020437_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Staples 25-50 Index
C000020437_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020437_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,216
C000020437_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,174
C000020437_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,783
C000020437_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,631
C000020437_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,603
C000020437_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,505
C000020437_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,328
C000020437_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,882
C000020437_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,917
C000020437_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,356
C000020437_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020437_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020437_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020437_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020437_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020437_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020437_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020437_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020437_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020437_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020437_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020437_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000205042_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205042_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205042_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,079
C000205042_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,745
C000205042_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,517
C000205042_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,932
C000205042_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,769
C000205042_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,554
C000205042_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,666
C000205042_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,326
C000205042_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Consumer Staples 25-50 Index
C000205042_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205042_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,114
C000205042_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,842
C000205042_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,535
C000205042_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,026
C000205042_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,874
C000205042_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,207
C000205042_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,813
C000205042_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,906
C000205042_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205042_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205042_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,609
C000205042_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,397
C000205042_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,650
C000205042_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,887
C000205042_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,665
C000205042_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,131
C000205042_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,652
C000205042_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,501
C000040619_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000040619_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000040619_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,771
C000040619_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,561
C000040619_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,499
C000040619_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,116
C000040619_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,861
C000040619_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,241
C000040619_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,975
C000040619_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,668
C000040619_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,680
C000040619_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,224
C000040619_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Staples 25-50 Index
C000040619_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040619_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,216
C000040619_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,174
C000040619_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,783
C000040619_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,631
C000040619_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,603
C000040619_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,505
C000040619_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,328
C000040619_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,882
C000040619_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,917
C000040619_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,356
C000040619_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040619_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040619_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040619_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040619_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040619_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040619_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040619_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040619_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040619_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040619_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040619_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040620_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000040620_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040620_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000040620_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,063
C000040620_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,058
C000040620_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,774
C000040620_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,696
C000040620_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,319
C000040620_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,120
C000040620_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,957
C000040620_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,145
C000040620_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,927
C000040620_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Staples 25-50 Index
C000040620_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040620_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,216
C000040620_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,174
C000040620_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,783
C000040620_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,631
C000040620_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,603
C000040620_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,505
C000040620_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,328
C000040620_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,882
C000040620_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,917
C000040620_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,356
C000040620_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040620_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040620_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040620_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040620_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040620_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040620_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040620_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040620_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040620_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040620_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040620_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040618_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000040618_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040618_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,107
C000040618_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,840
C000040618_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,725
C000040618_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,303
C000040618_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,014
C000040618_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,347
C000040618_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,005
C000040618_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,623
C000040618_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,675
C000040618_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,264
C000040618_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Staples 25-50 Index
C000040618_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040618_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,216
C000040618_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,174
C000040618_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,783
C000040618_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,631
C000040618_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,603
C000040618_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,505
C000040618_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,328
C000040618_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,882
C000040618_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,917
C000040618_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,356
C000040618_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040618_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040618_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040618_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040618_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040618_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040618_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040618_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040618_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040618_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040618_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040618_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000040616_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000040616_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000040616_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,547
C000040616_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,370
C000040616_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,337
C000040616_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,975
C000040616_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,731
C000040616_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,128
C000040616_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,903
C000040616_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,633
C000040616_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,686
C000040616_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,276
C000040616_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Staples 25-50 Index
C000040616_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040616_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,216
C000040616_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,174
C000040616_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,783
C000040616_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,631
C000040616_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,603
C000040616_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,505
C000040616_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,328
C000040616_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,882
C000040616_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,917
C000040616_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,356
C000040616_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000040616_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000040616_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000040616_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000040616_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000040616_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000040616_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000040616_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000040616_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000040616_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000040616_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000040616_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020428_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Consumer Discretionary Portfolio
C000020428_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020428_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,529
C000020428_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,156
C000020428_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,837
C000020428_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,622
C000020428_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,583
C000020428_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,027
C000020428_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,973
C000020428_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,682
C000020428_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,983
C000020428_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,125
C000020428_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000020428_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020428_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,851
C000020428_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,387
C000020428_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,300
C000020428_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,304
C000020428_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,742
C000020428_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,177
C000020428_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,740
C000020428_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,654
C000020428_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,048
C000020428_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,911
C000020428_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020428_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020428_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020428_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020428_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020428_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020428_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020428_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020428_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020428_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020428_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020428_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020468_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Construction and Housing Portfolio
C000020468_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020468_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,023
C000020468_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,354
C000020468_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,893
C000020468_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,269
C000020468_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,052
C000020468_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,342
C000020468_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,143
C000020468_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	37,130
C000020468_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,532
C000020468_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	46,584
C000020468_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Construction & Housing 25-50 Index
C000020468_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020468_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,313
C000020468_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,792
C000020468_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,357
C000020468_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,391
C000020468_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,611
C000020468_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,324
C000020468_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,708
C000020468_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,319
C000020468_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,869
C000020468_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	43,811
C000020468_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020468_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020468_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020468_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020468_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020468_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020468_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020468_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020468_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020468_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020468_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020468_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020450_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Communication Services Portfolio
C000020450_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020450_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,685
C000020450_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,213
C000020450_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,285
C000020450_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,031
C000020450_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,253
C000020450_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,092
C000020450_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,391
C000020450_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,978
C000020450_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,611
C000020450_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	45,975
C000020450_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index
C000020450_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020450_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,599
C000020450_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,435
C000020450_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,477
C000020450_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,774
C000020450_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,483
C000020450_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,250
C000020450_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,469
C000020450_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,017
C000020450_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,873
C000020450_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,718
C000020450_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020450_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020450_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020450_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020450_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020450_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020450_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020450_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020450_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020450_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020450_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020450_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000206307_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000206307_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206307_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,392
C000206307_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,679
C000206307_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,691
C000206307_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,868
C000206307_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,456
C000206307_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,501
C000206307_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,121
C000206307_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,746
C000206307_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index
C000206307_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206307_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,165
C000206307_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,143
C000206307_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,203
C000206307_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,274
C000206307_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,667
C000206307_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,606
C000206307_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,023
C000206307_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,432
C000206307_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000206307_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206307_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,142
C000206307_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,972
C000206307_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,406
C000206307_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,767
C000206307_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,477
C000206307_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,190
C000206307_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,907
C000206307_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,969
C000206309_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000206309_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000206309_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,013
C000206309_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,172
C000206309_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,810
C000206309_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,922
C000206309_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,615
C000206309_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,090
C000206309_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,168
C000206309_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,029
C000206309_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index
C000206309_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206309_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,165
C000206309_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,143
C000206309_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,203
C000206309_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,274
C000206309_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,667
C000206309_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,606
C000206309_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,023
C000206309_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,432
C000206309_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000206309_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206309_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,142
C000206309_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,972
C000206309_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,406
C000206309_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,767
C000206309_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,477
C000206309_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,190
C000206309_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,907
C000206309_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,969
C000206306_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000206306_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206306_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,391
C000206306_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,661
C000206306_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,644
C000206306_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,798
C000206306_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,384
C000206306_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,365
C000206306_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,909
C000206306_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,433
C000206306_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index
C000206306_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206306_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,165
C000206306_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,143
C000206306_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,203
C000206306_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,274
C000206306_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,667
C000206306_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,606
C000206306_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,023
C000206306_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,432
C000206306_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000206306_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206306_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,142
C000206306_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,972
C000206306_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,406
C000206306_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,767
C000206306_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,477
C000206306_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,190
C000206306_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,907
C000206306_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,969
C000206310_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000206310_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206310_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,363
C000206310_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,504
C000206310_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,229
C000206310_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,236
C000206310_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,803
C000206310_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,284
C000206310_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,291
C000206310_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,034
C000206310_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index
C000206310_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206310_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,165
C000206310_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,143
C000206310_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,203
C000206310_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,274
C000206310_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,667
C000206310_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,606
C000206310_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,023
C000206310_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,432
C000206310_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000206310_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206310_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,142
C000206310_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,972
C000206310_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,406
C000206310_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,767
C000206310_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,477
C000206310_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,190
C000206310_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,907
C000206310_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,969
C000206308_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000206308_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000206308_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,786
C000206308_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,950
C000206308_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,515
C000206308_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,680
C000206308_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,453
C000206308_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,892
C000206308_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,976
C000206308_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,861
C000206308_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index
C000206308_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206308_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,165
C000206308_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,143
C000206308_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,203
C000206308_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,274
C000206308_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,667
C000206308_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,606
C000206308_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,023
C000206308_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,432
C000206308_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000206308_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206308_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,142
C000206308_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,972
C000206308_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,406
C000206308_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,767
C000206308_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,477
C000206308_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,190
C000206308_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,907
C000206308_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,969
C000020466_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Chemicals Portfolio
C000020466_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020466_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,802
C000020466_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,053
C000020466_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,271
C000020466_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,755
C000020466_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,651
C000020466_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,464
C000020466_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,677
C000020466_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,810
C000020466_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,347
C000020466_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,550
C000020466_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Chemicals 25-50 Index
C000020466_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020466_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,340
C000020466_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,435
C000020466_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,767
C000020466_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,609
C000020466_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,255
C000020466_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,408
C000020466_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,322
C000020466_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,941
C000020466_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,918
C000020466_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,299
C000020466_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020466_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020466_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020466_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020466_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020466_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020466_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020466_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020466_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020466_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020466_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020466_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020464_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Brokerage and Investment Management Portfolio
C000020464_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020464_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,176
C000020464_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,801
C000020464_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,450
C000020464_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,885
C000020464_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,586
C000020464_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,704
C000020464_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,850
C000020464_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,798
C000020464_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,364
C000020464_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,114
C000020464_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Capital Markets 5% Capped Linked Index
C000020464_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020464_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,822
C000020464_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,732
C000020464_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,406
C000020464_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,634
C000020464_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,735
C000020464_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	29,979
C000020464_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,682
C000020464_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,986
C000020464_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,760
C000020464_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	49,274
C000020464_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020464_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020464_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020464_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020464_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020464_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020464_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020464_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020464_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020464_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020464_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020464_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020460_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Biotechnology Portfolio
C000020460_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020460_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,967
C000020460_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,177
C000020460_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,108
C000020460_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,402
C000020460_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,169
C000020460_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,041
C000020460_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,235
C000020460_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,198
C000020460_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,564
C000020460_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	29,430
C000020460_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Biotechnology 25-50 Index
C000020460_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020460_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,255
C000020460_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,865
C000020460_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,304
C000020460_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,008
C000020460_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,803
C000020460_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,269
C000020460_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,200
C000020460_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,236
C000020460_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,831
C000020460_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,757
C000020460_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020460_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020460_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020460_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020460_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020460_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020460_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020460_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020460_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020460_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020460_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020460_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020449_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Banking Portfolio
C000020449_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020449_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,616
C000020449_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,538
C000020449_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,386
C000020449_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,395
C000020449_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,382
C000020449_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,911
C000020449_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,217
C000020449_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,296
C000020449_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,072
C000020449_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,331
C000020449_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Banks 5% Capped Linked Index
C000020449_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020449_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,923
C000020449_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,531
C000020449_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,749
C000020449_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,154
C000020449_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,611
C000020449_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,264
C000020449_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,387
C000020449_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,125
C000020449_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,604
C000020449_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,778
C000020449_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020449_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020449_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020449_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020449_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020449_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020449_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020449_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020449_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020449_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020449_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020449_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020438_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Automotive Portfolio
C000020438_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020438_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,680
C000020438_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,909
C000020438_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,261
C000020438_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,473
C000020438_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,791
C000020438_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,649
C000020438_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,971
C000020438_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,259
C000020438_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,395
C000020438_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,318
C000020438_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FactSet Automotive Linked Index
C000020438_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020438_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,475
C000020438_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,198
C000020438_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,364
C000020438_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,172
C000020438_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,130
C000020438_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,380
C000020438_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,117
C000020438_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,407
C000020438_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,571
C000020438_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,813
C000020438_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020438_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020438_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020438_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020438_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020438_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020438_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020438_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020438_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020438_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020438_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020438_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020452_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Natural Resources Fund
C000020452_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020452_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,454
C000020452_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,895
C000020452_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,113
C000020452_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,903
C000020452_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,364
C000020452_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,013
C000020452_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,378
C000020452_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,717
C000020452_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,609
C000020452_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	35,089
C000020452_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P® North American Natural Resources Sector Index
C000020452_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020452_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,204
C000020452_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,810
C000020452_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,517
C000020452_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,377
C000020452_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,943
C000020452_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,288
C000020452_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,049
C000020452_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,418
C000020452_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,879
C000020452_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,234
C000020452_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020452_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020452_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020452_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020452_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020452_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020452_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020452_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020452_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020452_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020452_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020452_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000020435_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Environment and Alternative Energy Fund
C000020435_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020435_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,302
C000020435_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,660
C000020435_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,722
C000020435_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,352
C000020435_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,334
C000020435_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,686
C000020435_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,444
C000020435_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,646
C000020435_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,571
C000020435_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	39,462
C000020435_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® Environmental Opportunities & Alternative Energy Index
C000020435_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020435_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,706
C000020435_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,499
C000020435_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,109
C000020435_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,811
C000020435_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,954
C000020435_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	31,095
C000020435_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,868
C000020435_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	36,390
C000020435_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	42,926
C000020435_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	54,342
C000020435_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000020435_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000020435_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000020435_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000020435_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000020435_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000020435_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000020435_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000020435_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000020435_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000020435_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000020435_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 42,249